Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning of year	$ 120	$ 107	$ 107
Additions (Deductions) charged to costs and expenses	32	6	9
Charge off's and other	(20)	7	(9)
Balance end of year	132	120	107
Allowance for excess and obsolete inventories [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning of year	338	281	270
Additions (Deductions) charged to costs and expenses	89	99	70
Charge off's and other	(31)	(42)	(59)
Balance end of year	396	338	281
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning of year	93	13	9
Additions (Deductions) charged to costs and expenses	40	80	4
Balance end of year	133	93	13
Warranty reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning of year	194	211	215
Additions (Deductions) charged to costs and expenses	101	51	40
Charge off's and other	(67)	(68)	(44)
Balance end of year	$ 228	$ 194	$ 211